Investments (Related Party Investment Transactions) (Details) - Affiliated Entity - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Invested Assets Transferred To And From Affiliates
Estimated fair value of invested assets transferred to affiliates		$ 1,003	$ 97	$ 781
Amortized cost of invested assets transferred to affiliates		941	89	688
Net investment gains (losses) recognized on transfers		62	8	93
Estimated fair value of invested assets transferred from affiliates	$ 437	$ 237	$ 882	$ 882